INCOME TAXES - Narrative (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Deferred tax liabilities		$ 8,675
Income tax expense	$ 3,085	137
Voting ownership in the company	55.20%
Operating loss carryforwards	$ 579
Tax credit carryforward	$ 63
Refund of preclosing taxes to be paid to Sellers	100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years
Deferred tax asset	$ 11,924
Additional paid-in capital	(40,901)	0
Short-term Tax Receivable Agreement liability	510	0
UE Authority, Co.
Related Party Transaction [Line Items]
Deferred tax liabilities		8,675
Income tax expense		$ 137	$ 0
Blocker Corp
Related Party Transaction [Line Items]
Deferred tax asset	20,100
Income taxes receivable	199
Tax receivable agreement, liability	16,300
Additional paid-in capital	4,000
Short-term Tax Receivable Agreement liability	$ 510